ANALYSIS OF OPERATING SEGMENTS - Statement of financial position - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and equivalents	$ 19,354,710	$ 16,998,859	$ 18,597,861	$ 17,032,857
Intangible assets	18,506,391	19,296,486
Other accounts receivable, net	24,458,906	27,958,402
Tangible assets	9,608,300	7,243,441	6,995,890
Income tax assets	4,238,231	4,778,103
Non-current assets held for sale	56,992
Other assets	386,360	538,945
Liabilities
Trading liabilities	1,951,439	1,011,934
Hedging derivative liabilities	34,842	21,658
Income tax liabilities	6,162,756	5,863,966
Employee benefits	987,752	1,003,303
Provisions	989,597	1,102,671	$ 1,083,283	$ 1,227,171
Other liabilities	$ 11,531,259	$ 11,996,981